Schedule of Share Based Compensation Options Awarded (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Weighted average of exercise price, outstanding as of beginning of year	$ 0.42	$ 0.42	$ 0.4
Number of options, outstanding as of beginning of year	15,072,175	15,544,175	13,943,842
Weighted average of exercise price, granted		$ 0.55	$ 0.58
Number of options, granted		1,715,500	2,467,000
Weighted average of exercise price, forfeited		$ 0.39	$ 0.32
Number of options, forfeited		(1,500,000)	(866,667)
Weighted average of exercise price, expired		$ 0.28
Number of options, expired	(687,500)
Weighted average of exercise price, outstanding as of end of year		$ 0.42	$ 0.42
Number of options, outstanding as of end of year		15,072,175	15,544,175